Non-controlling interest - Schedule of reconciliation of non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Beginning balance	$ 0
Sale of non-controlling interest	9,937
Net income (loss) attributable to NCI	(775)	$ 0
Ending balance	$ 9,162	$ 0